Organization and Principal Activities (Details)							6 Months Ended			12 Months Ended
		Mar. 03, 2025 USD ($) $ / shares shares	Apr. 22, 2024 HKD ($) shares	Apr. 22, 2024 USD ($) $ / shares shares	Oct. 29, 2022 shares	Oct. 29, 2021 shares	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($) shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 $ / shares shares	Jun. 16, 2025 $ / shares shares	Jul. 14, 2024 shares	Jul. 14, 2023 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Re-classified shares		780,000,000
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625		$ 4
Common stock authorized value (in Dollars) | $		$ 50,000
Ordinary shares, shares authorized		800,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625
Ordinary shares issued															11,250,000
ordinary shares outstanding															11,250,000
Ordinary shares, issued			2,320,000	2,320,000
Gross proceeds from issuance			$ 50,995,776	$ 6,565,106					$ 65,641,784	$ 65,641,784	$ 8,450,608
Deferred initial public offering costs			$ 14,646,008	$ 1,885,501
Splendid Vibe Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of subsidiary					100.00%	100.00%
Ms. Eva Yuk Yin Siu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of subsidiary					94.00%	94.00%
Ms. Man Chi Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of subsidiary					6.00%	6.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares authorized																800,000,000
Par value of shares (in Dollars per share) | $ / shares				$ 0.0000625												$ 0.0000625
Ordinary shares issued																18,000,000
ordinary shares outstanding																18,000,000
Ordinary shares, issued	[1]									2,320,000	2,320,000
NCA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer share					100	100
Neo-Concept (BVI) Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transfer share					100	100
Percentage of issued shares					100.00%	100.00%
Neo-Concept Apparel Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of issued shares					100.00%	100.00%
Neo-Concept Apparel Group Limited [Member] | Ms. Eva Yuk Yin Siu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interest							94.00%			94.00%			94.00%
Neo-Concept Apparel Group Limited [Member] | Ms. Man Chi Wai [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity interest							6.00%			6.00%			6.00%
Class A Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Re-classified shares		780,000,000
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625
Voting rights		(1)
Ordinary shares, shares authorized	[2]						156,000,000			156,000,000			156,000,000
Par value of shares (in Dollars per share) | (per share)	[2]						$ 0.0003125			$ 0.0003125			$ 0.0003125
Ordinary shares issued	[2]						3,464,000			3,464,000			3,464,000
ordinary shares outstanding	[2]						3,464,000			3,464,000			3,464,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares authorized		780,000,000												156,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625												$ 0.0003125
Ordinary shares issued														3,464,000
ordinary shares outstanding														3,464,000
Ordinary shares, issued	[3]								464,000
Class A Ordinary Shares [Member] | Neo-Concept International Group Holdings Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares authorized		780,000,000												156,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625												$ 0.0003125
Ordinary shares issued														3,464,000
ordinary shares outstanding														3,464,000
Class B Ordinary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Re-classified shares		20,000,000
Offering price per share (in Dollars per share) | $ / shares		$ 0.0000625
Voting rights		(30)
Ordinary shares, shares authorized	[2]						4,000,000			4,000,000			4,000,000
Par value of shares (in Dollars per share) | (per share)	[2]						$ 0.0003125			$ 0.0003125			$ 0.0003125
Ordinary shares issued	[2]						600,000			600,000			600,000
ordinary shares outstanding	[2]						600,000			600,000			600,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares authorized		20,000,000												4,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625												$ 0.0003125
Ordinary shares issued														600,000
ordinary shares outstanding														600,000
Ordinary shares, issued	[3]
Class B Ordinary Shares [Member] | Neo-Concept Apparel Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625
Class B Ordinary Shares [Member] | Neo-Concept International Group Holdings Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares authorized		20,000,000												4,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625												$ 0.0003125
Ordinary shares issued														600,000
ordinary shares outstanding														600,000
Common Stock [Member] | Neo-Concept International Group Holdings Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock authorized value (in Dollars) | $		$ 50,000
Ordinary shares, shares authorized		800,000,000
Par value of shares (in Dollars per share) | $ / shares		$ 0.0000625
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Par value of shares (in Dollars per share) | $ / shares				$ 4
Ordinary shares issued							11,250,000			11,250,000			11,250,000
ordinary shares outstanding							11,250,000			11,250,000			11,250,000
Ordinary shares, issued			2,320,000	2,320,000
Gross proceeds from issuance			$ 65,641,784	$ 8,375,900
IPO [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering price per share (in Dollars per share) | $ / shares				$ 4
Par value of shares (in Dollars per share) | $ / shares				$ 0.0000625
Ordinary shares, issued			2,320,000	2,320,000
Gross proceeds from issuance | $				$ 9,280,000
IPO [Member] | Neo-Concept Apparel Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds from issuance | $				$ 9,280,000

[1]	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[3]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.